Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)(b)
720 East CLO V Ltd., Series 2024-2A, Class D,
(3-mo. CME Term SOFR at 3.50% Floor +
3.50%), 8.83%, 07/20/37 ............. USD 1,000 $ 1,013,951
Bryant Park Funding Ltd., Series 2024-23A,
Class D1, (3-mo. CME Term SOFR at 3.85%
Floor + 3.85%), 9.18%, 05/15/37 ....... 1,000 1,024,665
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 8.01%, 07/15/37 ....... 1,355 1,365,158
Generate CLO 5 Ltd., Series 5A, Class D1R,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 8.33%, 07/22/37 ............. 3,000 3,063,793
Madison Park Funding LXIX Ltd., Series 2024-
69A, Class D1, (3-mo. CME Term SOFR at
3.35% Floor + 3.35%), 8.68%, 07/25/37 .. 1,660 1,680,058
Oaktree CLO Ltd., Series 2024-26A, Class D1,
(3-mo. CME Term SOFR at 3.45% Floor +
3.45%), 8.07%, 04/20/37 ............. 1,500 1,519,517
Sycamore Tree CLO Ltd., Series 2023-3A,
Class D1R, (3-mo. CME Term SOFR at
4.25% Floor + 4.25%), 8.87%, 04/20/37 .. 2,000 2,020,836
Total Asset-Backed Securities — 0.3%
(Cost: $11,515,000) ............................... 11,687,978
Shares
Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.
(c)
........... 541,445 108,289
Ground Transportation — 0.0%
SIRVA, Inc.
(c)
....................... 8,136 26,443
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23,
cost $2,215,637)
(c)(d)
................ 274,029 2,817,292
IT Services — 0.1%
Travelport Finance SARL
(c)(e)
............ 1,636 4,838,879
Machinery — 0.0%
Ameriforge Group, Inc.
(c)(e)
.............. 5,385 —
Media — 0.1%
Learfield Communications LLC, (Acquired
09/06/23, cost $744,558)
(c)(d)(e)
......... 52,257 3,501,219
Professional Services — 0.1%
NMG, Inc.
(c)
........................ 16,173 1,892,241
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(c)(e)
............. 94,283 754,264
Total Common Stocks — 0.4%
(Cost: $14,063,406) ............................... 13,938,627
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wolverine Escrow LLC, 9.00%
,
11/15/26
(b)(c)(f)
. 2,628 1,077,480
Chemicals — 0.2%
(b)
Illuminate Buyer LLC, 9.00%
,
07/01/28 ..... 156 158,024
WR Grace Holdings LLC, 5.63%
,
08/15/29 ... 10,674 9,859,229
10,017,253
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(b)
Allied Universal Holdco LLC, 7.88%
,
02/15/31 USD 4,076 $ 4,148,037
Madison IAQ LLC, 5.88%
,
06/30/29 ....... 5,477 5,194,784
9,342,821
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(b)
...................... 2,084 2,209,347
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%
,
10/15/27
(b)
............ 3,638 3,540,578
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%
,
11/15/29
(b)
.. 2,655 2,995,615
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
5.03%
,
12/31/49
(a)(c)(e)(f)
.............. 8,430 —
Food Products — 0.1%
Chobani Holdco II LLC, 8.75%
,
(8.75% Cash or
9.50% PIK), 10/01/29
(b)(g)
............. 3,977 4,092,364
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 6.75%
,
01/15/30
(b)
7,262 6,604,650
Household Durables — 0.0%
SWF Holdings I Corp., 6.50%
,
10/01/29
(b)
... 3,161 2,042,798
Machinery — 0.0%
Husky Injection Molding Systems Ltd., 9.00%
,
02/15/29
(b)
...................... 1,585 1,630,742
Software — 0.3%
(b)
Cloud Software Group, Inc., 9.00%
,
09/30/29 . 5,318 5,317,517
UKG, Inc., 6.88%
,
02/01/31 ............. 4,853 4,971,953
10,289,470
Specialty Retail — 0.1%
eG Global Finance plc, 12.00%
,
11/30/28
(b)
.. 3,816 4,243,033
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%
,
(15.50% Cash
or 15.50% PIK), 11/01/24
(b)(c)(f)(g)
........ 1,266 227,938
Total Corporate Bonds — 1.4%
(Cost: $57,406,183) ............................... 58,314,089
Fixed Rate Loan Interests
Health Care Technology — 0.3%
Cotiviti Corp., 1st Lien Term Loan, 05/01/31
(h)
. 11,733 11,777,305
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26 .................. 5,266 5,293,513
Clear Channel International BV, 1st Lien Term
Loan, 7.50%
,
 08/12/27
(e)
............. 6,120 5,997,600
11,291,113
Total Fixed Rate Loan Interests — 0.6%
(Cost: $23,052,791) ............................... 23,068,418
Floating Rate Loan Interests
Aerospace & Defense — 3.2%
(a)
Amazon Holdco, Inc., 1st Lien Term Loan B,
09/29/31
(h)
...................... 12,452 12,442,661
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
 05/25/28 ............ 22,056 15,880,518
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.57%
,
 05/25/28 ............ 4,491 3,233,208

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Bleriot US Bidco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
 10/31/30 ............ USD 7,407 $ 7,421,177
Cobham Ultra US Co-Borrower LLC, Facility 1st
Lien Term Loan B, (6-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.24%
,
 08/03/29 . 6,677 6,487,973
Dynasty Acquisition Co, Inc., 1st Lien Term
Loan B1, 10/27/31
(h)
................ 11,553 11,553,456
Dynasty Acquisition Co, Inc., 1st Lien Term
Loan B2, 10/27/31
(h)
................ 4,394 4,393,913
Ovation Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.10%
,
 04/19/31 .................. 5,874 5,894,207
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.54%
,
 02/01/28 .................. 16,067 15,525,022
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.97%
,
 02/01/29 ................. 6,571 5,976,391
Propulsion BC Newco LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.25%),
7.87%
,
 09/14/29 .................. 1,508 1,512,412
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.35%
,
 11/06/28 ....... 3,581 3,592,651
TransDigm, Inc., 1st Lien Term Loan J, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.37%
,
 02/28/31 .................. 25,778 25,799,297
TransDigm, Inc., 1st Lien Term Loan K, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
 03/22/30 .................. 4,465 4,472,451
TransDigm, Inc., 1st Lien Term Loan L, (12-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.32%
,
 01/19/32 .................. 6,183 6,184,917
130,370,254
Automobile Components — 1.3%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
02/06/29
(h)
...................... 15,229 14,776,254
Clarios Global LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.19%
,
 05/06/30 .................. 22,765 22,773,549
Gates Global LLC, 1st Lien Term Loan B5,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.10%
,
 06/04/31 ............ 9,279 9,296,845
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.70% - 10.23%
,
 11/17/28 ............ 8,169 7,784,584
54,631,232
Automobiles — 0.2%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.19%
,
 07/02/31
(a)
.......... 9,631 9,627,844
Beverages — 0.5%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(h)
...................... 18,886 14,099,517
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70%
,
 01/24/30 ................. 11,155 6,172,448
20,271,965
Security
Par (000)
Par (000) Value
Biotechnology — 0.3%
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.69%
,
 11/15/28
(a)
........... USD 12,198 $ 12,186,695
Broadline Retail — 0.8%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.05%
,
 11/23/28 . 4,318 4,294,912
StubHub HoldCo Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.44%
,
 03/15/30 ............ 25,590 25,514,888
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.62%
,
 12/21/27 .................. 1,116 741,828
30,551,628
Building Products — 1.3%
(a)
AZEK Group LLC (The), 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.72%
,
 09/26/31 ............ 5,662 5,672,645
Chariot Buyer LLC, 1st Lien Term Loan
 11/03/28
(h)
...................... 15,822 15,788,558
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%, 11/03/28 ........... 3,861 3,857,396
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
11/23/27
(h)
...................... 5,943 5,778,471
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
 10/02/28 ............ 5,167 5,142,290
Wilsonart LLC, 1st Lien Term Loan, 08/05/31
(h)
18,852 18,628,227
54,867,587
Capital Markets — 2.6%
(a)
Aretec Group, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.69%
,
 08/09/30 ............ 4,010 3,987,069
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.30%
,
 08/02/28 ....... 17,113 17,107,806
Axalta Coating Systems US Holdings, Inc., 1st
Lien Term Loan B6, (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 6.60%
,
 12/20/29 . 12,326 12,358,389
Azalea Topco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.35%
,
 04/30/31 .................. 4,207 4,202,120
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
09/20/31
(h)
...................... 7,702 7,696,223
Castlelake Aviation One LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.45%
,
 10/22/26 ....... 12,217 12,240,179
Edelman Financial Engines Center LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.25%), 7.94%
,
 04/07/28 .. 6,441 6,439,404
Focus Financial Partners LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.94%
,
 09/11/31 ....... 9,129 9,133,414
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.94%
,
 05/31/31 ....... 2,395 2,395,192
ION Trading Finance Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.02%
,
 04/03/28 ............ 3,537 3,527,413
Jane Street Group LLC, 1st Lien Term Loan B,
01/26/28
(h)
...................... 2,999 2,994,806

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jefferies Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.76%
,
 10/21/31
(e)
........... USD 4,943 $ 4,893,570
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.60% -
9.11%
,
 08/11/28 .................. 1,375 1,378,016
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.60%
,
 07/25/31 ....... 1,149 1,148,288
Osaic Holdings, Inc., 1st Lien Term Loan B3,
08/17/28
(h)
...................... 13,209 13,203,485
OVG Business Services LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.69%
,
 06/25/31 ....... 4,761 4,743,146
107,448,520
Chemicals — 3.9%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.29%
,
 10/02/28 .................. 4,299 4,303,697
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.79%
,
 11/24/27 ....... 2,345 2,340,020
Ascend Performance Materials Operations LLC,
1st Lien Term Loan, (6-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.10%
,
 08/27/26 . 2,723 2,520,555
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
 08/18/28 ............ 7,363 7,372,243
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.62%
,
 12/29/27 ............ 2,101 1,832,162
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.35%
,
 11/01/30 .................. 13,173 13,174,676
Discovery Purchaser Corp., 1st Lien Term Loan,
10/04/29
(h)
...................... 1,108 1,106,150
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.84%
,
 06/12/31 .. 8,953 8,907,693
Element Solutions, Inc., 1st Lien Term Loan B,
12/09/30
(h)
...................... 10,385 10,383,277
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.69%
,
 02/15/30 .................. 5,875 5,893,851
Ineos US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.50%
,
 02/18/30 ............ 4,171 4,173,494
Ineos US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.94%
,
 10/07/31 ............ 4,222 4,200,890
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63%
,
 07/03/28 ............ 8,288 8,054,360
LSF11 A5 Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.46%
,
 10/16/28 ............ 11,224 11,261,792
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.69%
,
 03/29/28 .. 13,773 13,799,199
Nouryon Finance BV, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.63%
,
 04/03/28 ............ 10,280 10,327,299
Security
Par (000)
Par (000) Value
Chemicals (continued)
Olympus Water US Holding Corp., 1st Lien
Term Loan B5, (3-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.10%
,
 06/20/31 .. USD 10,918 $ 10,929,391
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.74%
,
 06/23/25 1,217 1,252,078
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
 12/31/26 . 10,852 9,875,679
Paint Intermediate III LLC, 1st Lien Term Loan
B, (12-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.82%
,
 09/11/31
(e)
.......... 3,540 3,535,575
Potters Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.44%
,
 12/14/27 .................. 6,149 6,176,033
PQ Performance Chemicals, 1st Lien Term
Loan, 08/02/30
(h)
.................. 9,558 9,556,596
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.09%
,
 03/16/27 ........... 4,285 4,293,378
WR Grace Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85%
,
 09/22/28 ............ 4,643 4,649,151
159,919,239
Commercial Services & Supplies — 3.9%
(a)
Action Environmental Group, Inc., (The), 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60%
,
 10/24/30
(e)
. 4,399 4,420,705
Allied Universal Holdco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.54%
,
 05/12/28 ....... 31,548 31,471,316
Aramark Services, Inc., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.69%
,
 06/24/30 ............ 9,380 9,377,582
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.54%
,
 09/06/27 ............ 1,943 1,942,554
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.44%
,
 10/10/28 .................. 8,834 8,867,200
Covanta Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.19% - 7.59%
,
 11/30/28 ....... 10,714 10,718,151
Covanta Holding Corp., 1st Lien Term Loan C,
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.59%
,
 11/30/28 ............. 823 823,444
Froneri US, Inc., 1st Lien Term Loan B,
09/17/31
(h)
...................... 23,575 23,458,813
Garda World Security Corp., 1st Lien Term
Loan, (12-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.29%
,
 02/01/29 ....... 5,205 5,191,954
GFL Environmental, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.61%
,
 07/03/31 ............ 4,976 4,966,297
JFL-Tiger Acquisition Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.76%
,
 10/17/30 ............ 4,286 4,298,317
LABL, Inc., 1st Lien Term Loan B, 10/30/28
(h)
. 8,392 8,193,647
Madison Safety & Flow LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.97%
,
 09/26/31 ............ 2,499 2,508,371

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 7.56%
,
 07/31/28 ....... USD 1,349 $ 1,351,057
Prime Security Services Borrower LLC, 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.11%
,
 10/11/30 ... 4,192 4,190,880
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.36%
,
 11/30/28 ............. 185 185,270
Reworld Holding Corp., 1st Lien Term Loan C,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.36%
,
 11/30/28 ............. 10 10,150
Ryan LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.19%
,
 11/14/30 .................. 599 597,307
Tempo Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%
,
 08/31/28 ............ 15,806 15,811,301
TruGreen LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.80%
,
 11/02/27 .................. 7,689 7,429,743
Vestis Corp., 1st Lien Term Loan B1, 02/24/31
(h)
7,527 7,489,222
Viad Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
8.94%
,
 07/31/28 .................. 6,716 6,728,925
160,032,206
Communications Equipment — 0.5%
(a)
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%), 6.76%
- 9.00%
,
 10/24/30 ................. 9,996 10,001,147
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.19%, 03/02/29 .......... 7,613 6,895,295
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.44%, 05/30/30 .......... 3,493 3,137,711
20,034,153
Construction & Engineering — 1.1%
(a)
AECOM, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.60%
,
 04/18/31 .................. 7,849 7,891,008
Arcosa, Inc., 1st Lien Term Loan, (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
7.09%
,
 08/15/31 .................. 5,065 5,077,222
Brand Industrial Services, Inc., 1st Lien Term
Loan C, 08/01/30
(h)
................. 21,668 21,363,436
Construction Partners, Inc., 1st Lien Term Loan
B, 10/29/31
(e)(h)
................... 2,025 2,025,000
Pike Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.80%
,
 01/21/28 .................. 7,303 7,322,267
Refficiency Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.29%
,
 12/16/27 ............ 1,419 1,421,836
45,100,769
Construction Materials — 1.5%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.44%
,
 01/31/31 .................. 8,768 8,770,443
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.69%
,
 03/08/29 ................. 7,087 6,880,453
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
 04/30/29 ....... USD 7,622 $ 7,552,372
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.94%
,
 03/19/29 ............ 3,851 3,847,859
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.22%
,
 04/02/29 .. 3,404 3,403,844
Standard Building Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.76%
,
 09/22/28 ....... 2,097 2,100,979
Summit Materials LLC, 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.55%
,
 01/12/29 ............ 4,732 4,737,094
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.94%
,
 10/19/29 . 23,055 22,992,014
60,285,058
Consumer Staples Distribution & Retail — 0.2%
US Foods, Inc., 1st Lien Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%, 11/22/28 ........... 1,674 1,680,466
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%, 09/26/31 .......... 8,026 8,046,065
9,726,531
Containers & Packaging — 1.0%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.94%, 12/01/27 .......... 18,472 18,465,575
 11/29/30
(h)
...................... 2,784 2,783,354
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.35%
,
 04/15/27 .................. 7,727 7,749,768
Pregis Topco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.69%
,
 07/31/26 .................. 2,380 2,385,708
Trident TPI Holdings, Inc., 1st Lien Term Loan
B6, (3-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.60%
,
 09/15/28 ........... 7,402 7,417,188
38,801,593
Distributors — 0.2%
PAI Holdco, Inc., 1st Lien Term Loan B,
10/28/27
(a)(h)
..................... 9,539 8,757,174
Diversified Consumer Services — 1.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 7.05%
,
 11/23/28 ... 7,460 7,455,044
Kuehg Corp., 1st Lien Term Loan, (12-mo. CME
Term SOFR + 3.50%), 7.28%
,
 06/12/30 ... 5,453 5,458,648
Spring Education Group, Inc., 1st Lien Term
Loan, 09/30/30
(h)
.................. 7,355 7,391,707
URSA Minor US Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
 03/26/31 ............ 4,408 4,414,612
Veritas US, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 1.00% Floor + 5.00%),
9.80%
,
 09/02/25 .................. 6,458 6,141,624

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand Newco 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.85% - 7.94%
,
 01/30/31 ............ USD 9,565 $ 9,562,253
WCG Intermediate Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.19%
,
 01/08/27 ............ 5,619 5,618,919
46,042,807
Diversified Telecommunication Services — 2.5%
(a)
Altice Financing SA, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
 01/30/26 .................. 8,349 8,077,947
Connect Finco SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.19%
,
 09/13/29 ............ 6,393 5,795,361
Iridium Satellite LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.94%
,
 09/20/30 ............ 4,810 4,749,070
Level 3 Financing, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.28%
,
 04/16/29 ............ 4,897 4,999,398
Level 3 Financing, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 11.28%
,
 04/15/30 ............ 4,932 5,027,643
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.69%
,
 06/01/28 ............ 638 627,580
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.18%
,
 04/16/29 ........... 6,587 5,974,176
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 7.18%
,
 04/15/30 ........... 6,734 6,030,694
Orbcomm, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.05%
,
 09/01/28 .................. 5,281 4,754,863
Radiate HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.05%
,
 09/25/26 ............ 20,366 17,835,661
UPC Financing Partnership, Facility 1st Lien
Term Loan AX, (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 7.84%
,
 01/31/29 .. 2,917 2,910,054
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.15%
,
 01/31/29 ....... 3,996 3,890,675
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.80%
,
 03/09/27 ............ 32,742 30,714,548
101,387,670
Electric Utilities — 0.4%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.60%
,
 05/30/31 ....... 1,964 1,970,519
NRG Energy, Inc., 1st Lien Term Loan,
04/16/31
(h)
...................... 9,486 9,489,526
Vistra Operations Company LLC, 1st Lien Term
Loan, 12/20/30
(h)
.................. 6,128 6,130,910
17,590,955
Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.75% Floor +
4.50%), 9.57% - 9.74%
,
 06/23/28
(a)
...... 13,766 13,803,942
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.4%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.47%
,
 06/20/31
(e)
................. USD 3,192 $ 3,188,010
Coherent Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.19%
,
 07/02/29 .................. 11,726 11,710,911
14,898,921
Entertainment — 3.8%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.95%
,
 05/24/29 ....... 842 843,964
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.83%
,
 07/22/30
(e)
........... 11,586 11,441,180
Creative Artists Agency LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.44%
,
 10/01/31 ....... 18,363 18,356,693
Crown Finance US, Inc., 1st Lien Term Loan
B, (12-mo. CME Term SOFR + 5.25%),
9.03%
,
 10/30/31
(e)
................. 2,800 2,772,000
Delta 2 (Lux) SARL, 1st Lien Term Loan,
08/01/31
(h)
...................... 5,748 5,743,268
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
 09/10/31 ............ 11,495 11,486,168
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.61%
,
 10/19/26 ....... 18,266 18,229,159
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 8.10%
,
 11/13/29 ........... 9,965 9,493,303
NEP Group, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.12%
,
 08/19/26 .................. 15,176 14,651,922
Playtika Holding Corp., Facility 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.55%
,
 03/13/28 ....... 10,387 10,368,187
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.64%
,
 04/29/26 ............ 8,211 8,215,341
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.71%
,
 05/19/25
(e)
. 22,302 22,294,824
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.34%
,
 01/24/31 ............ 22,582 22,553,467
156,449,476
Financial Services — 3.9%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan, (12-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.45%
,
 12/21/28 .. 10,922 10,941,453
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
 01/03/29 .................. 6,610 6,603,324
Belron Finance US LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.54%
,
 10/02/31 ............ 11,751 11,790,131
Boost Newco Borrower LLC, 1st Lien Term Loan
B1, (12-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 7.10%
,
 01/31/31 ........... 26,851 26,901,480

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Cogeco Financing 2 LP, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 7.30%
,
 09/01/28 ............ USD 6,003 $ 5,936,472
CPI HoldCo B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
 05/19/31 .................. 10,703 10,580,665
CPI Holdco B LLC, 1st Lien Term Loan B,
05/19/31
(h)
...................... 5,288 5,251,671
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.35%
,
 04/09/27 ....... 18,899 18,625,880
Deerfield Holdings Corp., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.62%
,
 04/07/28 ............ 11,009 10,761,410
Finco I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.94%
,
 06/27/29 .................. 4,235 4,238,736
Guardian US Holdco LLC, 1st Lien Term Loan,
01/31/30
(h)
...................... 830 827,535
Hyperion Refinance SARL, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%
,
 02/14/31 ............ 11,088 11,110,789
Lions Gate Capital Holdings LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.04%
,
 03/24/25 ....... 3,292 3,284,706
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan, 07/18/31
(h)
.............. 11,399 11,356,254
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
 05/30/31 ....... 15,315 15,324,648
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
 12/18/28 .................. 6,181 4,226,220
157,761,374
Food Products — 1.4%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
(h)
.............. 6,831 6,700,029
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.05%, 10/25/27 .......... 16,403 16,447,735
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.44%, 10/25/27 .......... 4,789 4,807,776
H-Food Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.69%), 9.01%
,
 05/23/25 ............ 3,109 2,197,611
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
 11/13/29 ....... 5,761 5,757,893
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.12%
,
 03/31/28 ............ 6,276 6,278,034
Utz Quality Foods LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.35%
,
 01/20/28 ............ 13,500 13,499,819
55,688,897
Gas Utilities — 0.1%
NGL Energy Operating LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.44%
,
 02/03/31
(a)
...... 4,389 4,365,799
Security
Par (000)
Par (000) Value
Ground Transportation — 0.9%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.97%
,
 03/31/28 .. USD 3,784 $ 3,779,196
Avis Budget Car Rental LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.55%
,
 08/06/27 ....... 6,992 6,951,927
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60%
,
 04/10/31 ............ 16,405 16,360,871
Hertz Corp., 1st Lien Term Loan B, 06/30/28
(h)
5,505 4,886,826
Hertz Corp., 1st Lien Term Loan C, 06/30/28
(h)
1,054 935,679
Sirva Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 13.13%
,
 08/20/29
(e)
........... 4,177 1,879,566
34,794,065
Health Care Equipment & Supplies — 0.6%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan,
05/10/27
(h)
...................... 17,884 17,864,976
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.69%
,
 09/29/28 ............ 5,645 5,652,145
23,517,121
Health Care Providers & Services — 2.9%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.30%
,
 09/29/28 ....... 9,365 9,381,357
Concentra Health Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.94%
,
 07/26/31
(e)
...... 2,625 2,628,281
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.80%
,
 11/01/28 .................. 12,310 12,331,144
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.69%
,
 08/01/29 ............ 4,104 4,107,987
EyeCare Partners LLC, 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.37%
,
 08/31/28 ............ 2,443 2,454,206
EyeCare Partners LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.72%
,
 11/30/28 ............. 9,102 6,641,570
EyeCare Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.47%
,
 11/30/28
(c)(e)(f)
......... 206 35,010
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.19%
,
 11/01/28 ....... 7,690 5,720,248
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.69%
,
 11/01/29 ....... 3,196 2,077,449
Medline Borrower LP, 1st Lien Term Loan
(12-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%, 10/23/28 .......... 11,779 11,776,291
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%, 10/23/28 .......... 28,701 28,720,660
Oculus Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
 11/08/27 ............. 10,267 10,285,107
Option Care Health, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.94%
,
 10/27/28 ............ 7,341 7,354,228
Raven Acquisition Holdings LLC, 1st Lien Term
Loan B, 10/24/31
(h)
................. 3,663 3,639,113

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.49%
,
 12/19/30 ....... USD 7,905 $ 7,920,679
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.69%
,
 08/01/31 .................. 3,331 3,331,000
118,404,330
Health Care Technology — 2.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.94%
,
 02/15/29 ............ 24,891 24,792,774
Cotiviti Corp., 1st Lien Term Loan, 05/01/31
(h)
. 16,630 16,629,671
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.70%
,
 10/01/27 ............ 13,088 12,551,542
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.60%
,
 12/29/27
(e)
...... 4,883 4,877,356
PointClickCare Technologies, Inc., 1st Lien Term
Loan B, 10/10/31
(h)
................. 1,545 1,546,503
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
 06/02/28 .................. 29,138 28,916,148
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.44%
,
 10/22/29 ............ 2,955 2,963,624
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.44%
,
 09/28/29 .. 2,010 1,987,289
94,264,907
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.94%
,
 05/20/30
(a)
........... 2,304 2,303,498
Hotels, Restaurants & Leisure — 5.9%
(a)
1011778 BC Unlimited Liability Co., 1st Lien
Term Loan B5, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.44%
,
 09/20/30 .. 10,465 10,371,259
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B, 02/02/26
(h)
................. 12,452 10,397,266
Alterra Mountain Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.19%
,
 05/31/30 ............ 6,302 6,302,301
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.14%
,
 10/02/28 ............ 9,750 9,398,611
Caesars Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.44%
,
 02/06/30 ....... 7,585 7,581,723
Caesars Entertainment, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.44%
,
 02/06/31 ....... 16,381 16,372,986
Carnival Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.44%
,
 08/09/27 .................. 4,563 4,571,690
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1, 03/17/28
(e)(h)
............... 9,146 9,134,441
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.54%
,
 01/29/29 ............ 24,710 24,711,050
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment plc, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
 11/25/30 ............. USD 16,456 $ 16,443,635
Four Seasons Hotels Ltd., 1st Lien Term Loan
B, 11/30/29
(h)
..................... 18,718 18,694,602
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR + 4.75%),
8.52% - 8.53%
,
 11/01/29 ............. 8,066 7,985,717
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, 11/08/30
(h)
............ 15,802 15,796,867
Hurtigruten Group AS, 1st Lien Term Loan,
0.02%
,
 02/28/29 .................. EUR 1,795 64,673
Hurtigruten Group AS, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00% Floor +
6.50%), 10.04%
,
 09/30/27 ............ 289 154,068
IRB Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.54%
,
 12/15/27 ............ USD 10,843 10,836,610
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.03%
,
 04/16/29 ....... 8,192 8,180,613
Packers Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.04%
,
 03/02/28 ............ 7,110 3,506,036
Penn National Gaming, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.54%
,
 05/03/29 ............ 9,916 9,922,072
Playa Resorts Holding BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%
,
 01/05/29 ............ 3,162 3,154,836
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
 04/04/29 ....... 3,901 3,883,367
Seaworld Parks & Entertainment, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 7.19%
,
 08/25/28 .. 4,095 4,087,452
Station Casinos LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.94%
,
 03/14/31 ....... 11,389 11,364,636
Whatabrands LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44%
,
 08/03/28 ............ 18,931 18,918,619
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.44%
,
 05/24/30 ....... 9,503 9,492,172
241,327,302
Household Durables — 1.5%
(a)
ACProducts, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
 05/17/28 .................. 6,647 5,526,427
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.57%
,
 02/25/29 ............ 14,505 14,435,869
Serta Simmons Bedding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 7.50%), 12.22%
,
 06/29/28 ...... 1,634 1,356,575
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.80%
,
 10/06/28 ............ 18,730 15,369,133
Tempur Sealy International, Inc., 1st Lien Term
Loan B, 10/03/31
(h)
................. 3,734 3,730,901

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 8.05%
,
 10/29/27 ....... USD 20,992 $ 19,827,281
60,246,186
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.76%
,
 12/22/27
(a)
........... 1,512 1,511,437
Independent Power and Renewable Electricity Producers
— 0.5%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.69%
,
 07/19/30 .. 11,135 11,068,571
Calpine Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.69%
,
 01/31/31 .................. 3,765 3,752,957
Exgen Renewables IV LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 7.31%
,
 12/15/27 ............ 5,609 5,624,178
20,445,706
Industrial Conglomerates — 0.6%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
 10/09/31 ............ 1,814 1,814,762
EMRLD Borrower LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
 08/04/31 ............ 9,183 9,169,868
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.56%
,
 05/31/30 ............ 14,300 14,273,881
SVP-Singer Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
6.75%), 13.85%
,
 07/28/28 ............ 3,398 787,982
26,046,493
Insurance — 5.0%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.76%
,
 09/19/31 ....... 37,876 37,686,327
AmWINS Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.05%
,
 02/21/28 ............ 20,136 20,116,210
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, 02/28/28
(h)
.................. 13,268 13,294,039
AssuredPartners, Inc., 1st Lien Term Loan,
02/14/31
(h)
...................... 29,884 29,924,662
Baldwin Insurance Group Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.94%
,
 05/26/31 .. 4,903 4,888,013
Hub International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.37%
,
 06/20/30 ............ 27,907 27,957,059
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
 03/15/30 . 5,841 5,840,650
Ryan Specialty Group LLC, 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.94%
,
 09/15/31 ........... 11,773 11,749,016
Truist Insurance Holdings, Inc., 1st Lien Term
Loan, 05/06/31
(h)
.................. 20,360 20,372,827
Truist Insurance Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.35%
,
 05/06/32 ....... 8,316 8,417,871
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
 09/27/30 .................. USD 5,041 $ 5,037,916
USI, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.35%
,
 11/21/29 .................. 19,898 19,888,154
205,172,744
Interactive Media & Services — 0.5%
Camelot US Acquisition LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.44%
,
 01/31/31
(a)
...... 19,129 19,143,526
IT Services — 3.9%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.04%
,
 08/21/28 .................. 5,239 5,206,589
Asurion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.05%
,
 12/23/26 .................. 12,229 12,225,231
Asurion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.05%
,
 07/30/27 .................. 2,487 2,464,953
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.05%
,
 01/31/28 ................. 7,467 7,173,645
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.05%
,
 01/19/29 ................. 3,571 3,398,628
Central Parent LLC, 1st Lien Term Loan,
07/06/29
(h)
...................... 22,579 22,390,772
Epicor Software Corp., 1st Lien Term Loan E,
(12-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.10%
,
 05/30/31 ............ 9,576 9,601,429
Fortress Intermediate 3, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.44%
,
 06/27/31 ....... 3,840 3,832,013
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B6, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.69%
,
 11/12/29 ....... 4,938 4,933,100
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.44%
,
 05/30/31 ....... 11,598 11,556,601
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.88%, 07/27/28 .......... 9,482 4,501,129
(12-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84%, 07/27/28 .......... 1,002 1,016,277
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 12.13%, 07/27/28 .......... 2,551 2,386,696
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.94%
,
 06/17/31 ............ 15,462 15,324,697
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 10.10%
,
 06/07/32 ............ 3,665 3,602,402
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.10%
,
 07/01/31 .................. 5,437 5,199,131
Project Boost Purchaser LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
 07/16/31 ....... 9,101 9,109,282
Quartz AcquireCo LLC, 1st Lien Term Loan B1,
06/28/30
(h)
...................... 9,863 9,850,854

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.59%
,
 07/31/31 . USD 25,631 $ 25,634,264
159,407,693
Leisure Products — 0.2%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.79%
,
 12/01/28
(e)
. 3,772 3,582,966
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.30%
,
 05/30/28 ............ 2,140 2,139,811
SRAM LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.55%
,
 05/18/28 .................. 933 933,023
6,655,800
Life Sciences Tools & Services — 1.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.79%
,
 11/08/27 ............. 4,403 4,423,923
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.86%
,
 02/22/28 ....... 11,637 11,626,058
Fortrea Holdings, Inc., 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
 07/01/30 ............ 715 713,719
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
 07/03/28 ............ 3,301 3,309,600
IQVIA, Inc., 1st Lien Term Loan B4, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.60%
,
 01/02/31 .................. 7,729 7,745,594
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B, 10/19/27
(h)
............. 7,523 7,471,152
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.60%
,
 07/03/28 ............ 822 824,590
Star Parent, Inc., 1st Lien Term Loan,
09/27/30
(h)
...................... 8,411 8,222,946
44,337,582
Machinery — 4.4%
(a)
Albion Financing 3 SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.10%
,
 08/17/29 ............ 12,042 12,057,074
Barnes Group, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.19%
,
 08/30/30 ............ 8,212 8,217,534
Chart Industries, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.09%
,
 03/15/30 ............ 3,327 3,329,572
Clark Equipment Co., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.60%
,
 04/20/29 ............ 1,186 1,184,177
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.10%
,
 05/15/28
(e)
........... 2,365 2,367,807
Filtration Group Corp., 1st Lien Term Loan,
10/23/28
(h)
...................... 14,106 14,123,226
Generac Power Systems, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.34%
,
 06/12/31 ....... 1,952 1,950,457
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (6-mo. CME Term SOFR at
0.00% Floor + 5.00%), 10.33%
,
 02/15/29 .. USD 25,677 $ 25,686,813
Indicor LLC, 1st Lien Term Loan C, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.85%
,
 11/22/29 .................. 16,841 16,838,196
Madison IAQ LLC, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.89%
,
 06/21/28 .................. 18,521 18,500,525
Osmosis Buyer Ltd., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.36%
,
 07/31/28 ............ 10,035 10,050,504
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.96%
,
 10/04/28 .................. 1,929 1,937,869
SPX Flow, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.19%
,
 04/05/29 .................. 9,851 9,866,542
TK Elevator Midco GmbH, 1st Lien Term Loan
C, (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
 04/30/30 ............ 30,574 30,641,452
Vertiv Group Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.85%
,
 03/02/27 ............ 13,974 13,967,679
Wec US Holdings Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.60%
,
 01/27/31 ............ 7,419 7,423,041
178,142,468
Media — 2.0%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
 08/15/28 ............ 14,684 11,720,937
AVSC Holding Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.20%
,
 03/03/25 ............ 8,725 8,685,126
Charter Communications Operating LLC, 1st
Lien Term Loan B4, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.59%
,
 12/09/30 . 7,596 7,539,718
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.80%
,
 08/23/28 .. 4,021 3,997,834
CSC Holdings LLC, 1st Lien Term Loan B5,
04/15/27
(h)
...................... 13,874 12,876,438
DirecTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.85%
,
 08/02/27 ............ 4,432 4,436,762
ECL Entertainment LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.69%
,
 08/31/30 ....... 4,573 4,575,408
Fleet Midco I Ltd., 1st Lien Term Loan B2,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
 02/21/31
(e)
........... 1,759 1,761,683
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 10.09%
,
 05/23/29 ............ 2,268 2,196,364
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.70%
,
 06/30/28 ....... 5,595 5,612,636
Sinclair Television Group, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.54%
,
 04/23/29 ....... 3,191 2,487,052
Speedster Bidco GmbH, 1st Lien Term Loan B,
10/17/31
(h)
...................... 11,475 11,446,313

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Financing Partnership, 1st Lien Term
Loan I, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.42%
,
 04/28/28 ....... USD 6,060 $ 5,967,515
83,303,786
Oil, Gas & Consumable Fuels — 0.9%
(a)
Freeport LNG investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.38%
,
 12/21/28 ....... 17,205 17,100,966
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
 10/04/30 ....... 1,691 1,687,695
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.29%
,
 09/19/29 ....... 1,645 1,644,380
New Fortress Energy, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.59%
,
 10/30/28 ............ 11,229 10,580,675
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.92%
,
 10/05/28 . 7,243 7,242,077
38,255,793
Passenger Airlines — 1.3%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
 04/20/28 ............ 7,547 7,758,069
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor + 2.50%),
7.25%
,
 03/21/31 .................. 5,929 5,929,857
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.45%, 01/29/27 .......... 5,094 5,065,038
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.65%, 02/07/28 .......... 8,794 8,793,044
(6-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.21%, 06/04/29 .......... 9,369 9,330,615
JetBlue Airways Corp., 1st Lien Term Loan,
08/13/29
(h)
...................... 5,717 5,676,981
United Airlines, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.38%
,
 02/22/31 ............ 8,411 8,416,706
50,970,310
Pharmaceuticals — 1.3%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 10.19%
,
 05/04/28 ...... 7,953 8,087,513
Bausch Health Cos., Inc., 1st Lien Term Loan,
02/01/27
(h)
...................... 6,667 6,516,061
Elanco Animal Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.69%
,
 08/02/27 ............ 9,231 9,209,594
Jazz Financing Luxembourg SARL, 1st Lien
Term Loan B2, 05/05/28
(h)
............ 14,548 14,546,544
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.26%
,
 05/19/31 .................. 6,184 6,176,203
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.04%
,
 04/20/29
(e)
........... 5,775 5,782,598
Precision Medicine Group LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.70%
,
 11/18/27 ....... 3,877 3,864,116
54,182,629
Security
Par (000)
Par (000) Value
Professional Services — 3.4%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.30%
,
 02/04/28 .................. USD 10,208 $ 10,218,092
CACI International, Inc., 1st Lien Term Loan B,
10/17/31
(e)(h)
..................... 3,237 3,237,000
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.30%
,
 06/02/28 .................. 16,698 16,584,714
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.30%
,
 06/04/29 ................. 7,690 7,497,829
Dayforce, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.09%
,
 02/28/31
(e)
................. 13,324 13,340,262
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B, 01/18/29
(h)
................. 35,245 35,299,853
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.35%
,
 06/22/29 .................. 11,829 11,840,671
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B, (12-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.95%
,
 04/28/28 . 14,155 14,125,865
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
 04/30/29 ............ 4,323 3,656,620
Trans Union LLC, 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.69%
,
 12/01/28 ............ 11,264 11,258,168
Trans Union LLC, 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%
,
 06/24/31 ............ 9,004 8,988,131
Zelis Payments Buyer, Inc., 1st Lien Term Loan
B, 10/27/31
(h)
.................... 3,935 3,915,325
139,962,530
Real Estate Management & Development — 0.2%
(a)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.94%
,
 01/31/30 .. 3,466 3,462,953
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.69%
,
 01/31/30 . 3,147 3,145,271
6,608,224
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35%
,
 07/06/29 .................. 5,163 5,171,065
MKS Instruments, Inc., 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.99%
,
 08/17/29 ............ 11,443 11,440,309
Synaptics, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.22%
,
 12/04/28 .................. 2,758 2,754,346
19,365,720
Software — 8.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
 02/24/31 ............ 26,013 26,059,823
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.09%
,
 08/15/29 ............ 6,051 5,690,624

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc., 1st Lien Term Loan,
07/30/31
(h)
...................... USD 7,875 $ 7,848,146
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.05%
,
 09/21/28 ....... 18,123 18,115,438
Cloud Software Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.10% - 9.20%
,
 03/21/31 ....... 10,774 10,768,936
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60%
,
 03/30/29 .. 37,189 37,172,181
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.54%
,
 10/09/28 .................. 14,858 14,616,128
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.79%
,
 10/10/29
(e)
................ 8,800 8,403,878
DS Admiral Bidco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.94%
,
 06/26/31
(e)
........... 4,964 4,864,720
E2Open LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.30%
,
 02/04/28 .................. 2,054 2,046,069
Ellucian Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.29%
,
 10/07/29 ............ 15,924 15,981,188
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
8.00%), 12.79%
,
 10/09/28
(e)
........... 1,168 1,167,930
Gen Digital, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.44%
,
 09/12/29 .................. 20,033 19,943,903
Genesys Cloud Services Holdings II LLC, 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.69%
,
 12/01/27 . 21,559 21,595,851
Informatica LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.94%
,
 10/27/28 .................. 23,519 23,518,931
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.10%
,
 03/01/29 .................. 17,679 17,627,799
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.94%
,
 05/03/28 .................. 12,271 12,189,188
MH Sub I LLC, 2nd Lien Term Loan, 02/23/29
(h)
2,730 2,668,859
Planview Parent, Inc., 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.35%
,
 12/17/27 ............ 1,856 1,853,622
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.69%
,
 08/31/28 .................. 18,046 18,050,208
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(h)
14,773 14,547,248
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.46%
,
 04/23/29 ................. 1,528 1,487,546
Sabre GLBL, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30%
,
 12/17/27 ............ 3,027 2,785,699
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.30%, 12/17/27 .......... 4,770 4,389,957
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.79%, 06/30/28 .......... 2,370 2,236,261
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies, Inc., 1st Lien Term Loan
B8, 05/09/31
(h)
.................... USD 15,826 $ 15,821,799
Thunder Generation Funding LLC, 1st Lien
Term Loan, (12-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.61%
,
 09/26/31 .. 2,324 2,325,743
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
 02/10/31 .................. 24,109 24,128,767
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.38%
,
 07/20/28 ............ 1,531 1,531,913
VS Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.04%
,
 04/14/31 .................. 14,982 14,981,840
354,420,195
Specialty Retail — 1.0%
(a)
EG America LLC, 1st Lien Term Loan A,
(SOFR Daily at 0.50% Floor + 4.25%),
9.19%
,
 03/31/26
(e)
................. 4,232 4,231,732
LS Group Opco Acquisition LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.69%
,
 04/23/31 ....... 3,290 3,289,347
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 8.19%
,
 05/04/28 .. 15,729 15,753,952
Peer Holding III BV, Facility 1st Lien Term Loan
B5, (12-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.60%
,
 07/01/31 ........... 5,139 5,143,831
PetSmart, Inc., 1st Lien Term Loan, 02/11/28
(h)
4,560 4,529,572
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.30%, 10/20/28 .......... 3,576 3,442,253
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.04%, 10/20/28 .......... 2,267 2,203,669
RVR Dealership Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.60%
Floor + 3.75%), 8.50%
,
 02/08/28 ....... 1,279 1,136,918
39,731,274
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.44%
,
 03/08/30
(a)(e)
.......... 1,555 1,564,541
Trading Companies & Distributors — 1.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.69%
,
 05/19/28 ....... 9,387 9,400,967
Core & Main LP, 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.97%
,
 02/10/31 .................. 4,306 4,304,649
Core & Main LP, 1st Lien Term Loan D, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.72%
,
 07/27/28 .................. 13,087 13,049,158
Foundation Building Materials, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.25%
,
 01/29/31 ....... 15,701 15,449,691
Gulfside Supply, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.78%
,
 06/17/31 ............ 3,690 3,688,614
TMK Hawk Parent Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 12.00%), 19.00%
- 23.00%
,
 12/15/31
(e)
............... 225 146,256

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.99%
,
 06/30/29
(e)
........... USD 7,037 $ 4,573,960
50,613,295
Transportation Infrastructure — 1.1%
(a)
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.44% - 8.19%
,
 07/01/31 ....... 15,379 15,361,332
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.44% - 7.81%
,
 07/01/31 ..... 9,899 9,884,101
KKR Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.55%, 09/22/28 .......... 7,606 7,601,724
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.19%, 09/22/28 .......... 4,594 4,602,289
OLA Netherlands BV, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 11.04%
,
 12/15/26
(e)
........... 5,063 5,037,948
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35%
,
 03/18/30 .................. 2,113 2,118,693
44,606,087
Wireless Telecommunication Services — 0.3%
(a)
GoGo Intermediate Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.55%
,
 05/01/28 ....... 4,096 3,832,225
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.44%
,
 01/27/31 ............ 9,333 9,318,207
13,150,432
Total Floating Rate Loan Interests — 88.7%
(Cost: $3,644,817,392) ............................ 3,623,057,963
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(i)
............. 2,101,257 44,105,384
iShares 0-5 Year High Yield Corporate Bond
ETF
(j)
.......................... 51,012 2,191,986
iShares Broad USD High Yield Corporate Bond
ETF
(i)(j)
......................... 31,241 1,159,978
SPDR Blackstone Senior Loan ETF ....... 826,353 34,574,610
Total Investment Companies — 2.0%
(Cost: $82,442,978) ............................... 82,031,958
Beneficial Interest
(000)
Other Interests
(k)
Capital Markets — 0.0%
Millennium Corp. Claim
(e)
............... 15,011 —
Total Other Interests — 0.0%
(Cost: $—) ..................................... —
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.0%
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc., 15.25%
(c)
........ 1,870 $ 934,965
Total Preferred Securities — 0.0%
(Cost: $1,402,448) ............................... 934,965
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(c)
(e)
............................ 16,956 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 93.4%
(Cost: $3,834,700,198) ............................ 3,813,033,998
Short-Term Securities
Money Market Funds — 7.4%
(j)(l)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(m)
.................. 28,169,807 28,189,526
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.75% .................... 275,986,507 275,986,507
Total Short-Term Securities — 7.4%
(Cost: $ 304,171,417) .............................. 304,176,033
Total Investments — 100.8%
(Cost: $4,138,871,615 ) ............................ 4,117,210,031
Liabilities in Excess of Other Assets — (0.8)% ............. (34,297,148)
Net Assets — 100.0% ...............................
$ 4,082,912,883

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,318,511, representing 0.15% of its net assets as of period end, and an original cost of $2,960,195.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
All or a portion of this security is on loan.
(j)
Affiliate of the Fund.
(k)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Annualized 7-day yield as of period end.
(m)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 9,972,987 $ 18,210,341
(a)
$ — $ 2,352 $ 3,846 $ 28,189,526 28,169,807 $ 28,261
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 556,120,299 — (280,133,792)
(a)
— — 275,986,507 275,986,507 5,021,729 —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,179,743 — — — 12,243 2,191,986 51,012 38,025 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,152,793 — — — 7,185 1,159,978 31,241 18,708 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 6,549,922 — (6,474,577) 387,025 (462,370) — — 34,109 —
$ 389,377 $ (439,096) $ 307,527,997 $ 5,140,832 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,906,189 EUR 2,603,000 Toronto Dominion Bank 12/18/24 $ 69,297
USD 702,834 GBP 540,765 JPMorgan Chase Bank NA 12/18/24 5,606
74,903
USD 1,039,828 EUR 958,519 Toronto Dominion Bank 12/18/24 (4,818)
$ 70,085
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 BB- USD 65,000 $ 5,113,140 $ 3,842,150 $ 1,270,990
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 12/20/24 USD 15,678 $ 391,985 $ (1,285) $ 393,270
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 64,322 1,538,531 (5,273) 1,543,804
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 25,000 612,733 (50,556) 663,289
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 65,000 397,651 (633,202) 1,030,853
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 25,000 175,192 (261,139) 436,331
$ 3,116,092 $ (951,455) $ 4,067,547
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .85%

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 11,687,978 $ — $ 11,687,978
Common Stocks
Construction & Engineering ................................ — 108,289 — 108,289
Ground Transportation ................................... — 26,443 — 26,443
Health Care Providers & Services ............................ — 2,817,292 — 2,817,292
IT Services ........................................... — — 4,838,879 4,838,879
Machinery ............................................ — — — —
Media ............................................... — — 3,501,219 3,501,219
Professional Services .................................... — 1,892,241 — 1,892,241
Trading Companies & Distributors ............................ — — 754,264 754,264
Corporate Bonds
Aerospace & Defense .................................... — 1,077,480 — 1,077,480
Chemicals ............................................ — 10,017,253 — 10,017,253
Commercial Services & Supplies ............................. — 9,342,821 — 9,342,821
Construction & Engineering ................................ — 2,209,347 — 2,209,347
Diversified Consumer Services .............................. — 3,540,578 — 3,540,578
Diversified Telecommunication Services ........................ — 2,995,615 — 2,995,615
Electric Utilities ........................................ — — — —
Food Products ......................................... — 4,092,364 — 4,092,364
Hotels, Restaurants & Leisure .............................. — 6,604,650 — 6,604,650
Household Durables ..................................... — 2,042,798 — 2,042,798
Machinery ............................................ — 1,630,742 — 1,630,742
Software ............................................. — 10,289,470 — 10,289,470
Specialty Retail ........................................ — 4,243,033 — 4,243,033
Wireless Telecommunication Services ......................... — 227,938 — 227,938
Fixed Rate Loan Interests
Health Care Technology .................................. — 11,777,305 — 11,777,305
Media ............................................... — 5,293,513 5,997,600 11,291,113
Floating Rate Loan Interests
Aerospace & Defense .................................... — 130,370,254 — 130,370,254
Automobile Components .................................. — 54,631,232 — 54,631,232
Automobiles .......................................... — 9,627,844 — 9,627,844
Beverages ........................................... — 20,271,965 — 20,271,965
Biotechnology ......................................... — 12,186,695 — 12,186,695
Broadline Retail ........................................ — 30,551,628 — 30,551,628
Building Products ....................................... — 54,867,587 — 54,867,587
Capital Markets ........................................ — 102,554,950 4,893,570 107,448,520
Chemicals ............................................ — 156,383,664 3,535,575 159,919,239
Commercial Services & Supplies ............................. — 155,611,501 4,420,705 160,032,206

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 20,034,153 $ — $ 20,034,153
Construction & Engineering ................................ — 43,075,769 2,025,000 45,100,769
Construction Materials .................................... — 60,285,058 — 60,285,058
Consumer Staples Distribution & Retail ........................ — 9,726,531 — 9,726,531
Containers & Packaging .................................. — 38,801,593 — 38,801,593
Distributors ........................................... — 8,757,174 — 8,757,174
Diversified Consumer Services .............................. — 46,042,807 — 46,042,807
Diversified Telecommunication Services ........................ — 101,387,670 — 101,387,670
Electric Utilities ........................................ — 17,590,955 — 17,590,955
Electrical Equipment ..................................... — 13,803,942 — 13,803,942
Electronic Equipment, Instruments & Components ................. — 11,710,911 3,188,010 14,898,921
Entertainment ......................................... — 119,941,472 36,508,004 156,449,476
Financial Services ...................................... — 157,761,374 — 157,761,374
Food Products ......................................... — 55,688,897 — 55,688,897
Gas Utilities ........................................... — 4,365,799 — 4,365,799
Ground Transportation ................................... — 32,914,499 1,879,566 34,794,065
Health Care Equipment & Supplies ........................... — 23,517,121 — 23,517,121
Health Care Providers & Services ............................ — 115,741,039 2,663,291 118,404,330
Health Care Technology .................................. — 89,387,551 4,877,356 94,264,907
Hotel & Resort REITs .................................... — 2,303,498 — 2,303,498
Hotels, Restaurants & Leisure .............................. — 232,192,861 9,134,441 241,327,302
Household Durables ..................................... — 60,246,186 — 60,246,186
Household Products ..................................... — 1,511,437 — 1,511,437
Independent Power and Renewable Electricity Producers ............ — 20,445,706 — 20,445,706
Industrial Conglomerates .................................. — 26,046,493 — 26,046,493
Insurance ............................................ — 205,172,744 — 205,172,744
Interactive Media & Services ............................... — 19,143,526 — 19,143,526
IT Services ........................................... — 159,407,693 — 159,407,693
Leisure Products ....................................... — 3,072,834 3,582,966 6,655,800
Life Sciences Tools & Services .............................. — 44,337,582 — 44,337,582
Machinery ............................................ — 175,774,661 2,367,807 178,142,468
Media ............................................... — 81,542,103 1,761,683 83,303,786
Oil, Gas & Consumable Fuels ............................... — 38,255,793 — 38,255,793
Passenger Airlines ...................................... — 50,970,310 — 50,970,310
Pharmaceuticals ....................................... — 48,400,031 5,782,598 54,182,629
Professional Services .................................... — 123,385,268 16,577,262 139,962,530
Real Estate Management & Development ....................... — 6,608,224 — 6,608,224
Semiconductors & Semiconductor Equipment .................... — 19,365,720 — 19,365,720
Software ............................................. — 339,983,667 14,436,528 354,420,195
Specialty Retail ........................................ — 35,499,542 4,231,732 39,731,274
Textiles, Apparel & Luxury Goods ............................ — — 1,564,541 1,564,541
Trading Companies & Distributors ............................ — 45,893,079 4,720,216 50,613,295
Transportation Infrastructure ............................... — 39,568,139 5,037,948 44,606,087
Wireless Telecommunication Services ......................... — 13,150,432 — 13,150,432
Investment Companies .................................... 82,031,958 — — 82,031,958
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 934,965 — 934,965
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 304,176,033 — — 304,176,033
Unfunded Floating Rate Loan Interests
(a)
.............................. — 441 — 441
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (422) — (422)
$ 386,207,991 $ 3,582,721,298 $ 148,280,761 $ 4,117,210,050
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,270,990 $ — $ 1,270,990
Foreign currency exchange contracts ............................ — 74,903 — 74,903
Interest rate contracts ....................................... — 4,067,547 — 4,067,547
Liabilities
Foreign currency exchange contracts ............................ — (4,818) — (4,818)
$ — $ 5,408,622 $ — $ 5,408,622
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Floating Rate Income Portfolio

(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 .................................................................. $ 9,350,936 $ — $ 163,793,922 $ 173,144,858
Transfers into Level 3 ............................................................................ 54 — 1,344,162 1,344,216
Transfers out of Level 3 ........................................................................... — — — —
Accrued discounts/premiums ........................................................................ — 3,540 30,591 34,131
Net realized gain (loss) ........................................................................... 261,897 — (19,742) 242,155
Net change in unrealized appreciation (depreciation)
(a)
....................................................... 345,498 (72,744) (431,075) (158,321)
Purchases .................................................................................... — 6,066,804 145,023,928 151,090,732
Sales ....................................................................................... (864,023) — (176,552,987) (177,417,010)
Closing balance, as of October 31, 2024 ................................................................
$ 9,094,362 $ 5,997,600 $ 133,188,799 $ 148,280,761
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024
(a)
..........................
$ 345,498 $ (72,744) $ (2,077,056) $ (1,804,302)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)